Accrued Expenses and Other Liabilities (Details 1) - Landsea Homes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Beginning warranty accrual	$ 8,693	$ 3,616
Warranty provision	3,843	5,381
Warranty payments	(806)	(304)
Ending warranty accrual	$ 11,730	$ 8,693